As filed with the Securities and Exchange Commission on 8/29/19

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2019

Date of reporting period:  June 30, 2019

Item 1. Schedules of Investments.

Poplar Forest Partners Fund
Schedule of Investments
at June 30, 2019 (Unaudited)

Shares/Principal Amount		Value
	COMMON STOCKS - 95.7%
	Air Freight & Logistics - 1.1%
48,000	United Parcel Service, Inc. - Class B	$4,956,960

	Banks - 6.6%
540,000	Bank of America Corp.	15,660,000
190,000	Citigroup, Inc.	13,305,700
		28,965,700
	Capital Markets - 0.9%
90,000	E*TRADE Financial Corp.	4,014,000

	Communications Equipment - 3.6%
210,000	Qualcomm, Inc.	15,974,700

	Consumer Finance - 4.7%
665,000	Ally Financial, Inc.	20,608,350

	Diversified Financial Services - 3.4%
710,000	AXA Equitable Holdings, Inc.	14,839,000

	Diversified Telecommunication Services - 2.2%
145,000	AT&T, Inc.	4,858,950
405,000	CenturyLink, Inc.	4,762,800
		9,621,750
	Energy Equipment & Services - 3.2%
570,000	Baker Hughes, Inc.	14,039,100

	Food & Staples Retailing - 6.3%
215,000	CVS Health Corp.	11,715,350
725,000	Kroger Co.	15,739,750
		27,455,100
	Food Products - 2.4%
405,000	Conagra Brands, Inc.	10,740,600

	Health Care Equipment & Supplies - 2.9%
109,000	Zimmer Biomet Holdings, Inc.	12,833,660

	Health Care Providers & Services - 6.8%
245,000	AmerisourceBergen Corp.	20,888,700
165,000	DaVita, Inc. (a)	9,282,900
		30,171,600
	Household Durables - 1.1%
325,000	Newell Brands, Inc.	5,011,500

	Insurance - 9.8%
450,000	American International Group, Inc.	23,976,000
297,500	Lincoln National Corp.	19,173,875
		43,149,875
	IT Services - 3.9%
310,000	DXC Technology Co.	17,096,500

	Media - 1.0%
90,000	CBS Corp. - Class B	4,491,000

	Metals & Mining - 4.7%
220,000	Reliance Steel & Aluminum Co.	20,816,400

	Oil, Gas & Consumable Fuels - 6.6%
565,000	Antero Resources Corp. (a)	3,124,450
445,000	Devon Energy Corp.	12,691,400
585,000	Noble Energy, Inc.	13,104,000
		28,919,850
	Pharmaceuticals - 6.4%
125,000	Eli Lilly & Co.	13,848,750
172,500	Merck & Co., Inc.	14,464,125
		28,312,875

	Specialty Retail - 3.3%
94,000	Advance Auto Parts, Inc.	14,489,160

	Technology Hardware, Storage & Peripherals - 7.9%
1,010,000	Hewlett Packard Enterprise Co.	15,099,500
144,000	International Business Machines Corp.	19,857,600
		34,957,100
	Textiles, Apparel & Luxury Goods - 2.9%
395,000	Tapestry, Inc.	12,533,350

	Trading Companies & Distributors - 4.0%
237,500	MSC Industrial Direct Inc. - Class A	17,636,750

	TOTAL COMMON STOCKS (Cost $356,662,249)	421,634,880

	SHORT-TERM INVESTMENTS - 4.9%
	Money Market Fund - 1.8%
8,088,150	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 2.19% (b)	8,088,150
	U.S. Treasury Bills - 3.1%
$2,300,000	1.94%, 7/02/19 (c)	2,299,876
2,300,000	1.93%, 7/09/19 (c)	2,299,013
2,200,000	2.04%, 7/16/19 (c)	2,198,127
2,225,000	2.06%, 7/23/19 (c)	2,222,199
2,200,000	2.14%, 7/30/19 (c)	2,196,212
1,250,000	1.98%, 10/24/19 (c)	1,242,079
1,250,000	1.94%, 2/27/20 (c)	1,233,745
		13,691,251
	TOTAL SHORT-TERM INVESTMENTS (Cost $21,772,968)	21,779,401

Total Investments in Securities (Cost $378,435,217) - 100.6%	443,414,281
Liabilities in Excess of Other Assets - (0.6)%	(2,587,352)
NET ASSETS - 100.0%	$440,826,929

(a)	Non-income producing security.
(b)	Rate shown is the 7-day annualized yield at June 30, 2019.
(c)	Rate shown is the discount rate at June 30, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Poplar Forest Cornerstone Fund
Schedule of Investments
at June 30, 2019 (Unaudited)

Shares/Principal Amount		Value
	COMMON STOCKS - 66.6%
	Air Freight & Logistics - 0.7%
1,800	United Parcel Service, Inc. - Class B	$185,886

	Banks - 4.9%
15,800	Bank of America Corp.	458,200
7,700	Citigroup, Inc.	539,231
1,650	SVB Financial Group (a)	370,573
		1,368,004
	Capital Markets - 0.6%
3,900	E*TRADE Financial Corp.	173,940

	Communications Equipment - 3.2%
4,000	Cisco Systems, Inc.	218,920
8,900	Qualcomm, Inc.	677,023
		895,943
	Consumer Finance - 3.3%
29,000	Ally Financial, Inc.	898,710

	Diversified Financial Services - 2.3%
30,000	AXA Equitable Holdings, Inc.	627,000

	Diversified Telecommunication Services - 1.4%
5,800	AT&T, Inc.	194,358
17,000	CenturyLink, Inc.	199,920
		394,278
	Energy Equipment & Services - 2.2%
24,500	Baker Hughes, Inc.	603,435

	Food & Staples Retailing - 4.1%
8,600	CVS Health Corp.	468,614
30,700	Kroger Co.	666,497
		1,135,111
	Food Products - 1.6%
16,200	Conagra Brands, Inc.	429,624

	Health Care Equipment & Supplies - 1.9%
4,500	Zimmer Biomet Holdings, Inc.	529,830

	Health Care Providers & Services - 4.5%
10,200	AmerisourceBergen Corp.	869,652
6,900	DaVita, Inc. (a)	388,194
		1,257,846
	Household Durables - 0.7%
13,300	Newell Brands, Inc.	205,086

	Insurance - 6.2%
16,900	American International Group, Inc.	900,432
12,800	Lincoln National Corp.	824,960
		1,725,392
	IT Services - 2.6%
13,000	DXC Technology Co.	716,950

	Media - 0.7%
3,700	CBS Corp. - Class B	184,630

	Metals & Mining - 2.7%
7,900	Reliance Steel & Aluminum Co.	747,498

	Oil, Gas & Consumable Fuels - 4.3%
23,200	Antero Resources Corp. (a)	128,296
16,700	Devon Energy Corp.	476,284
26,200	Noble Energy, Inc.	586,880
		1,191,460
	Pharmaceuticals - 4.9%
5,000	Eli Lilly & Co.	553,950
9,500	Merck & Co., Inc.	796,575
		1,350,525
	Professional Services - 1.7%
3,450	Equifax, Inc.	466,578

	Specialty Retail - 2.3%
4,100	Advance Auto Parts, Inc.	631,974

	Technology Hardware, Storage & Peripherals - 5.2%
39,700	Hewlett Packard Enterprise Co.	593,515
6,200	International Business Machines Corp.	854,980
		1,448,495
	Textiles, Apparel & Luxury Goods - 1.9%
16,500	Tapestry, Inc.	523,545

	Trading Companies & Distributors - 2.7%
10,200	MSC Industrial Direct Inc. - Class A	757,452

	TOTAL COMMON STOCKS (Cost $16,743,290)	18,449,192

	REITS - 1.1%
	Equity Real Estate Investment Trusts (REITs) - 1.1%
16,500	Brixmor Property Group, Inc.	295,020

	TOTAL REITS (Cost $295,811)	295,020

	CORPORATE BONDS - 15.1%
	Diversified Financial Services - 0.9%
	General Electric Co.
$250,000	5.300%, 2/11/21	259,099
	Health Care Equipment & Supplies - 2.7%
	Becton Dickinson and Co.
750,000	3.250%, 11/12/20	757,203
	Health Care Providers & Services - 1.3%
	Cardinal Health, Inc.
350,000	2.616%, 6/15/22	352,237
	Industrial Conglomerates - 1.8%
	General Electric Co.
494,000	2.200%, 1/9/20	492,735
	Oil, Gas & Consumable Fuels - 2.8%
	Devon Energy Corp.
750,000	4.000%, 7/15/21	769,612
	Oil, Gas Services & Equipment - 2.8%
	Schlumberger Holdings Corp.
750,000	4.000%, 12/21/25 (e)	794,510

	Professional Services - 2.8%
	Equifax, Inc.
750,000	3.300%, 12/15/22	766,988
	TOTAL CORPORATE BONDS (Cost $4,092,211)	4,192,384

	U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 9.7%
	U.S. Government Agency - 1.8%
	FHLMC
500,000	1.500%, 9/30/21 (b)	499,590

	U.S. Treasury Notes - 7.9%
	U.S. Treasury Note TIPS
714,762	0.125%, 4/15/20	707,372
745,186	0.125%, 1/15/22	740,706
753,368	0.125%, 7/15/24	752,355
		2,200,433

	TOTAL U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES (Cost $2,714,021)	2,700,023

	SHORT-TERM INVESTMENTS - 9.5%
	Money Market Fund - 3.3%
927,783	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 2.19% (d)	927,783
	U.S. Treasury Bills - 6.2%
$140,000	1.93%, 7/02/19 (c)	139,992
140,000	1.93%, 7/09/19 (c)	139,940
140,000	2.04%, 7/16/19 (c)	139,881
185,000	2.05%, 7/18/19 (c)	184,821
135,000	2.06%, 7/23/19 (c)	134,830
135,000	2.14%, 7/30/19 (c)	134,768
125,000	2.09%, 8/15/19 (c)	124,674
125,000	2.06%, 9/12/19 (c)	124,478
100,000	1.98%, 10/24/19 (c)	99,366
95,000	1.90%, 1/30/20 (c)	93,933
100,000	1.94%, 2/27/20 (c)	98,700
100,000	1.92%, 4/23/20 (c)	98,413
100,000	1.91%, 5/21/20 (c)	98,278
95,000	1.87%, 6/18/20 (c)	93,256
		1,705,330
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,631,285)	2,633,113

	Total Investments in Securities (Cost $26,476,618) - 102.0%	28,269,732
	Liabilities in Excess of Other Assets - (2.0)%	(561,675)
	NET ASSETS - 100.0%	$27,708,057

REIT - Real Estate Investment Trust
FHLMC - Federal Home Loan Mortgage Corporation
TIPS - Treasury Inflation Protected Securities
(a)	Non-income producing security.
(b)	Step-up bond; pays one interest rate for a certain period and a higher rate thereafter. The interest rate shown is the rate in effect as of June 30, 2019, and will increase to 2.25% on October 1, 2019.
(c)	Rate shown is the discount rate at June 30, 2019.
(d)	Rate shown is the 7-day annualized yield at June 30, 2019.
(e)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."
Poplar Forest Capital, LLC, the Fund's adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.
As of June 30, 2019, the value of these investments was $794,510 or 2.8% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Note 1 – Securities Valuation

The Poplar Forest Funds’ (the “Fund” or “Funds”) investments in securities are carried at their fair value. Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

The Funds’ investments are carried at their fair value. Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Debt securities are valued at their bid prices furnished by an independent pricing service using valuation methods that are designed to represent fair value. These valuation methods can include matrix pricing and other analytical pricing models, market transactions, and dealer-supplied valuations. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most debt securities are categorized in level 2 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from the Funds’ administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that each Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of June 30, 2019:

Poplar Forest Partners Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$9,621,750	$-	$-	$9,621,750
Consumer Discretionary	36,525,010	-	-	36,525,010
Consumer Staples	38,195,700	-	-	38,195,700
Energy	42,958,950	-	-	42,958,950
Financials	111,576,925	-	-	111,576,925
Health Care	71,318,135	-	-	71,318,135
Industrials	22,593,710	-	-	22,593,710
Information Technology	68,028,300	-	-	68,028,300
Materials	20,816,400	-	-	20,816,400
Total Common Stocks	421,634,880	-	-	421,634,880
Short-Term Investments	8,088,150	13,691,251	-	21,779,401
Total Investments in Securities	$429,723,030	$13,691,251	$-	$443,414,281

Poplar Forest Cornerstone Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$394,278	$-	$-	$394,278
Consumer Discretionary	1,545,235	-	-	1,545,235
Consumer Staples	1,564,735	-	-	1,564,735
Energy	1,794,895	-	-	1,794,895
Financials	4,793,046	-	-	4,793,046
Health Care	3,138,201	-	-	3,138,201
Industrials	1,409,916	-	-	1,409,916
Information Technology	3,061,388	-	-	3,061,388
Materials	747,498	-	-	747,498
Total Common Stocks	18,449,192	-	-	18,449,192
REITs	295,020	-	-	295,020
Fixed Income
Corporate Bonds	-	4,192,384	-	4,192,384
U.S. Government Agencies and Instrumentalities	-	2,700,023	-	2,700,023
Total Fixed Income	-	6,892,407	-	6,892,407
Short-Term Investments	927,783	1,705,330	-	2,633,113
Total Investments in Securities	$19,671,995	$8,597,737	$-	$28,269,732

Refer to the Funds’ schedules of investments for a detailed break-out of securities by industry classification.  Transfers between levels are recognized at June 30, 2019, the end of the reporting period.  During the period ended June 30, 2019, the Funds recognized no transfers between levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Jeffrey T. Rauman
 Jeffrey T. Rauman, President/Chief Executive Officer/Principal
 Executive Officer

Date 8/29/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jeffrey T. Rauman
 Jeffrey T. Rauman, President/Chief Executive Officer/Principal
 Executive Officer

Date 8/29/19

By (Signature and Title)* /s/ Cheryl L. King
Cheryl L. King, Vice President/Treasurer/Principal Financial
Officer

Date 8/16/19

* Print the name and title of each signing officer under his or her signature.